Roll-Forwards of the Amount Related to Credit Losses on Other-Than-Temporarily Impaired Debt Securities Recognized in Earnings (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)		Mar. 31, 2011 JPY (¥)		Mar. 31, 2010 JPY (¥)
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Beginning	$ 60		¥ 5,016		¥ 906
Reduction to the beginning balance	(21)	[1]	(1,810)	[1]	0	[1]
Beginning after reduction	39		3,206		0
Credit loss for which an other-than-temporary impairment was not previously recognized	88		7,292		3,744
Credit loss for which an other-than-temporary impairment was previously recognized	9		736		366
For securities sold or redeemed	(4)		(307)		0
Due to change in intent to sell or requirement to sell	(23)		(1,905)		0
Ending	$ 109		¥ 9,022		¥ 5,016

[1]	Cumulative effects of adopting Accounting Standards Update 2009-16 (ASC860 ("Transfers and Servicing") (FASB Statement No. 166 ("Accounting for Transfers of Financial Assets-an amendment of FASB Statement No.140"))), and Accounting Standards Update 2009-17 (ASC810 ("Consolidation") (FASB Statement No. 167 ("Amendment of FASB Interpretation No.46(R)," ASC810-10 ("Consolidation-Variable Interest Entities")))) have been deducted from the beginning balance.